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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781


                      Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  January 31

Date of reporting period:  October 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



           Pioneer Florida Tax Free Income Fund
           Schedule of Investments 10/31/05
Principal
Amount                                                                   Value
           Municipal Bonds - 100.7 %
           Municipal Development - 4.1 %
$1,165,000 Boynton Beach Community Rev., 5.0%, 10/1/17               $ 1,238,139
665,000    Lee County Florida Tourist Development Tax, 5.25%, 10/1/16    734,825
                                                                     $ 1,972,964
           Municipal Education - 14.4 %
1,000,000  Broward County Florida School Board, 5.0%, 7/1/30         $ 1,029,300
1,000,000  Florida State Board of Education Lottery, 5.0%, 1/1/14      1,076,380
1,000,000  Florida State Board of Education Lottery, 5.25%, 7/1/09     1,055,880
1,250,000  Hillsborough County Florida, 5.0%, 10/1/15                  1,350,925
500,000    Manatee County Florida School Board, 5.75%, 7/1/09            518,755
750,000    Miami-Dade County Florida School Board, 5.25%, 8/1/06         761,378
1,000,000  Polk County Florida District Sales Tax, 5.25%, 10/1/14      1,099,240
                                                                     $ 6,891,858
           Municipal Facilities - 2.5 %
1,095,000  Palm Beach County Florida Criminal Justice Facilities Rev.$ 1,176,337

           Municipal General - 24.8 %
500,000    Broward County Florida Gas Tax, 5.25%, 9/1/09             $   532,220
1,200,000  Collier County Florida Gas Tax 5.25%, 6/1/14                1,301,568
1,000,000  Flagler County Florida Capital Improvement Rev., 5.0%, 10/1/1,029,120
2,000,000  Florida State Division of Finance, 5.0%, 7/1/12             2,074,200
1,000,000  Jacksonville Florida Sales Tax Rev., 5.0%, 10/1/09          1,057,050
1,000,000  Orange County Sales Tax Rev., 4.8%, 1/1/17                  1,011,920
260,000    Palm Beach County Public Improvement Rev., 5.0%, 8/1/13       279,893
1,000,000  Palm Beach County Public Improvement Rev., 5.0%, 8/1/16     1,065,550
760,000    St. Petersburg Florida Excise Tax Rev., 5.15%, 10/1/12        824,752
500,000    Tallahassee Capital Buildings Rev., 5.0%, 10/1/14             540,290
1,000,000  Tampa Florida Occupational License Tax, 5.375%, 10/1/14     1,092,240
1,000,000  Volusia County Florida Sales Tax Rev., 5.0%, 10/1/13        1,051,970
                                                                     $ 11,860,77
           Municipal Government - 10.9 %
1,085,000  Boca Raton Florida General Obligation, 3.375%, 7/1/15     $ 1,009,929
1,000,000  Collier County Florida, 5.0%, 1/1/13                        1,075,270
1,000,000  Florida State Department of Transportation - Right of Way, 51,046,250
1,000,000  Miami-Dade County Florida Building, 5.0%, 7/1/31            1,034,030
1,000,000  St. Lucie County Florida Sharing Improvement Rev., 5.0%, 10/1,072,700
                                                                     $ 5,238,179
           Municipal Higher Education - 4.6 %
1,000,000  Florida State Education System, 5.0%, 5/1/27              $ 1,039,780
1,060,000  Miami-Dade County Educational Facilities Authority Rev., 5.71,161,908
                                                                     $ 2,201,688
           Municipal Medical - 7.3 %
545,000    Altamonte Springs Florida Health, 5.6%, 10/1/10           $   596,524
1,000,000  Highlands County Florida Health Facilities Authority Rev., 51,003,500
1,025,000  Orange County Health Facilities, 5.0%, 1/1/16               1,094,844
800,000    Sarasota County Florida Public Hospital Board, Floating Rate  800,000
                                                                     $ 3,494,868
           Municipal Pollution - 4.4 %
1,000,000  Florida Water Pollution, 5.5%, 1/15/14                    $ 1,089,780
1,000,000  St. Lucia County Florida Pollution Control, VAR, 9/1/28     1,000,000
                                                                     $ 2,089,780
           Municipal Power - 3.6 %
1,500,000  Key West Utilities Board, 6.0%, 10/1/13                   $ 1,716,570

           Municipal Single Family Housing - 0.5 %
230,000    Florida Housing Finance Agency, 5.65%, 1/1/09             $   235,288

           Municipal Transportation - 5.6 %
1,500,000  Lee County Transportation Facilities Rev., 5.5%, 10/1/11  $ 1,646,430
1,000,000  Tampa-Hillsborough County Expressway, 5.0%, 7/1/10          1,039,920
                                                                     $ 2,686,350
           Municipal Utilities - 15.7 %
700,000    Clearwater Florida Municipal Utility, 6.1%, 12/1/07       $   741,433
1,000,000  Escambia County Utility Authority , 5.0%, 1/1/08            1,035,860
75,000     Jacksonville Water & Sewer Systems Pre-Refunded Rev., Series   80,131
925,000    Jacksonville Water & Sewer Systems Un-Refunded Rev., Series   986,180
600,000    Marco Island Utility Systems Rev., 5.25%, 10/1/14             653,844
1,675,000  Okeechobee Utility Authority, 5.25%, 10/1/14                1,792,803
1,000,000  Seminole County Water & Sewer Utilities Rev., 5.0%, 10/1/16 1,072,700
1,000,000  Tampa Water & Sewer Utilities Rev., 6.0%, 10/1/13           1,144,380
                                                                     $ 7,507,331
           Municipal Water - 2.3 %
1,000,000  South Florida Water Management District Special Obligation$ 1,095,080

           TOTAL MUNICIPAL BONDS                                     $ 48,167,06
           (Cost   $47,927,037)
           TOTAL INVESTMENT IN SECURITIES - 100.7%                   $ 48,167,06
           (Cost   $47,927,037) (a)
           OTHER ASSETS AND LIABILITIES - (0.7)%                     $ (340,618)

           TOTAL NET ASSETS - 100.0%                                 $ 47,826,44

(a)        At October 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $47,927,037 was as follows:
           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                 $   734,368

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                   (494,339)

           Net unrealized gain                                       $  240,029

	   Pioneer Government Income Fund
           Schedule of Investments  10/31/05 (unaudited)

Shares                                                            Value
           U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.9 %
           Government - 98.9 %
732,726    Federal Home Loan Bank, 4.75%, 10/25/10            $    728,608
250,000    Federal Home Loan Bank, 5.0%, 10/27/08                  249,058
500,000    Federal Home Loan Bank, 5.0%, 11/23/07                  499,883
1,000,000  Federal Home Loan Mortgage Association, 5.0%, 4/6/10    995,706
1,640,785  Federal Home Loan Mortgage Corp., 4.0%, 2/1/10        1,589,678
2,697,308  Federal Home Loan Mortgage Corp., 5.0%, 8/1/18        2,662,998
6,101,136  Federal Home Loan Mortgage Corp., 5.0%, 5/1/19        6,020,760
5,030,473  Federal Home Loan Mortgage Corp., 5.0%, 10/1/19       4,964,201
4,524,949  Federal Home Loan Mortgage Corp., 5.0%, 1/1/20        4,465,337
5,153,943  Federal Home Loan Mortgage Corp., 5.0%, 1/1/35        4,960,361
3,755,279  Federal Home Loan Mortgage Corp., 5.0%, 2/1/35        3,614,231
305,995    Federal Home Loan Mortgage Corp., 5.5%, 8/1/08          308,178
5,801,263  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34       5,730,963
2,871,341  Federal Home Loan Mortgage Corp., 5.5%, 12/1/34       2,836,546
3,752,512  Federal Home Loan Mortgage Corp., 5.5%, 1/1/35        3,707,039
343,729    Federal Home Loan Mortgage Corp., 6.0%, 5/1/16          351,308
298,320    Federal Home Loan Mortgage Corp., 6.0%, 6/1/16          304,896
317,212    Federal Home Loan Mortgage Corp., 6.0%, 8/1/18          323,263
1,966,955  Federal Home Loan Mortgage Corp., 6.0%, 11/1/33       1,987,982
137,332    Federal Home Loan Mortgage Corp., 6.5%, 5/1/31          141,065
3,607,663  Federal Home Loan Mortgage Corp., 6.5%, 5/1/32        3,703,706
463,719    Federal Home Loan Mortgage Corp., 7.0%, 6/1/31          484,127
1,290,753  Federal National Mortgage Association, 5.0%, 8/1/18   1,274,173
4,772,148  Federal National Mortgage Association, 5.0%, 1/1/20   4,709,413
6,339,518  Federal National Mortgage Association, 5.0%, 2/1/20   6,256,178
4,445,250  Federal National Mortgage Association, 5.0%, 9/1/33   4,293,320
8,013,902  Federal National Mortgage Association, 5.0%, 1/1/35   7,728,583
4,231,161  Federal National Mortgage Association, 5.5%, 11/1/34  4,177,391
3,194,075  Federal National Mortgage Association, 5.5%, 12/1/34  3,153,485
3,163,338  Federal National Mortgage Association, 5.5%, 1/1/35   3,123,138
620,001    Federal National Mortgage Association, 6.0%, 10/1/16    633,643
15,034,494 Federal National Mortgage Association, 6.0%, 11/1/34 15,167,279
5,648,350  Federal National Mortgage Association, 6.0%, 1/1/35   5,698,237
3,300,222  Federal National Mortgage Association, 6.5%, 12/1/31  3,400,278
731,844    Federal National Mortgage Association, 6.5%, 7/1/32     752,269
1,657,072  Federal National Mortgage Association, 6.5%, 2/1/34   1,701,054
226,392    Federal National Mortgage Association, 7.5%,4/1/15      239,115
181,621    Federal National Mortgage Association, 7.5%, 6/1/15     191,828
264,930    Federal National Mortgage Association, 8.0%, 7/1/15     283,761
940,265    Government National Mortgage Association, 5.5%, 10/1    941,662
855,042    Government National Mortgage Association, 5.5%, 2/20    853,031
982,352    Government National Mortgage Association, 6.0%, 3/15  1,000,831
3,560,588  Government National Mortgage Association, 6.0%, 12/1  3,636,496
666,093    Government National Mortgage Association, 6.0%, 2/15    678,625
657,855    Government National Mortgage Association, 6.0%, 6/15    669,626
953,346    Government National Mortgage Association, 6.0%, 12/1    970,235
170,127    Government National Mortgage Association, 6.5%, 1/15    176,701
189,002    Government National Mortgage Association, 6.5%, 2/15    196,425
238,934    Government National Mortgage Association, 6.5%, 5/15    247,986
911,802    Government National Mortgage Association, 6.5%, 3/15    946,073
496,443    Government National Mortgage Association, 6.75%, 04/    520,215
48,638     Government National Mortgage Association, 7.0%, 8/15     50,899
15,304     Government National Mortgage Association, 7.0%, 12/1     16,133
195,537    Government National Mortgage Association, 7.0%, 6/15    206,355
177,626    Government National Mortgage Association, 7.0%, 8/20    186,181
208,649    Government National Mortgage Association, 7.0%, 1/15    219,568
152,828    Government National Mortgage Association, 7.0%, 6/20    160,062
227,548    Government National Mortgage Association, 7.0%, 7/15    239,456
278,539    Government National Mortgage Association, 7.0%, 12/1    293,063
135,860    Government National Mortgage Association, 7.5%, 3/15    144,836
127,989    Government National Mortgage Association, 7.5%, 4/15    136,445
115,912    Government National Mortgage Association, 7.5%, 5/15    123,570
200,819    Government National Mortgage Association, 7.5%, 10/1    214,086
31,014     Government National Mortgage Association, 7.5%, 7/15     32,958
16,633     Government National Mortgage Association, 7.5%, 8/15     17,676
33,769     Government National Mortgage Association, 7.5%, 9/15     35,886
51,248     Government National Mortgage Association, 7.5%, 9/15     54,461
19,598     Government National Mortgage Association, 7.5%, 12/1     20,827
237,902    Government National Mortgage Association, 7.5%, 3/15    252,546
100,512    Government National Mortgage Association, 7.5%, 10/1    106,508
90,951     Government National Mortgage Association, 7.5%, 5/20     95,882
101,582    Government National Mortgage Association, 7.5%, 7/20    107,089
247,365    Government National Mortgage Association, 8.0%, 7/15    264,748
86,415     Government National Mortgage Association, 8.0%, 5/20     91,947
14,014     Government National Mortgage Association, 8.5%, 11/1     15,303
3,914      Government National Mortgage Association, 8.5%, 8/15      4,281
120        Government National Mortgage Association, 8.5%, 2/15        132
3,733      Government National Mortgage Association, 9.0%, 8/15      4,068
6,661      Government National Mortgage Association, 9.0%, 12/1      7,273
23,095     Government National Mortgage Association, 9.0%, 1/15     25,259
4,157      Government National Mortgage Association, 9.0%, 3/15      4,547
10,005     Government National Mortgage Association, 9.0%, 2/15     10,957
5,384      Government National Mortgage Association, 9.0%, 9/15      5,897
3,165      Government National Mortgage Association, 9.0%, 4/15      3,471
5,520      Government National Mortgage Association, 9.0%, 6/15      6,053
3,688      Government National Mortgage Association, 9.0%, 9/15      4,010
2,845      Government National Mortgage Association, 9.5%, 5/15      3,143
5,295      Government National Mortgage Association, 9.5%, 2/15      5,863
16,680     Government National Mortgage Association, 9.5%, 6/15     18,469
11,765     Government National Mortgage Association, 9.5%, 8/15     13,072
6,344      Government National Mortgage Association, 9.5%, 5/15      7,037
22,887     Government National Mortgage Association, 9.5%, 9/15     25,388
15,738     Government National Mortgage Association, 9.5%, 11/1     17,457
57,144     Government National Mortgage Association II, 7.0%, 2     59,817
104,594    Government National Mortgage Association II, 7.5%, 8    110,264
169,568    Government National Mortgage Association II, 8.0%, 4    180,424
107,562    Government National Mortgage Association II, 8.0%, 6    114,448
1,000,000  TSY Inflation Indexed Security, 3.5%, 1/15/11         1,215,917
1,000,000  U.S. Treasury Note, 4.25%, 8/15/15                      975,781
2,500,000  U.S. Treasury Note, 5.875%, 11/15/05                  2,501,758
           Total Government                                   $132,662,216
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost   $135,421,238)                              $132,662,216

           TOTAL INVESTMENT IN SECURITIES - 98.9%
           (Cost 135,421,238) (a) (b)                         $132,662,216

           OTHER ASSETS AND LIABILITIES - 1.1%                $ 1,483,774

           TOTAL NET ASSETS - 100%                            $134,145,990

(a) At October 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $135,421,238 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost          $    398,674

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value           (3,157,696)

           Net unrealized loss                                $(2,759,022)


            Pioneer Institutional Money Market Fund
            Schedule of Investments  10/31/2005 (unaudited)

Principal                                                            Value
Amount
            CORPORATE BONDS - 15.2 %
            Capital Goods - 1.7 %
            Construction & Farm Machinery & Heavy Trucks - 1.1 %
$4,000,000	Paccar Financial Corp., Floating Rate Note, 5/17/06   $ 3,998,951
            Industrial Conglomerates - 0.6 %
2,000,000   General Electric Capital Corp., Floating Rate Note, 5/$ 2,001,987
                                                                  $ 6,000,938
            Total Capital Goods                                   $ 6,000,938
            Automobile Manufacturers - 2.3 %
8,000,000   Toyota Motor Credit Corp., Floating Rate Note, 6/23/06$ 8,000,954
            Total Automobiles & Components                        $ 8,000,954
            Banks - 5.9 %
            Diversified Banks - 5.9 %
16,000,000  BNP Paribas, Floating Rate Note, 10/26/06 (144A)      $16,000,000
2,500,000   Credit Suisse First Boston NY, Floating Rate Note, 11/2 2,499,945
2,000,000   Wells Fargo Co., Floating Rate Note, 3/3/06             2,000,362
1,000,000   Wells Fargo & Co., Floating Rate Note, 6/12/06          1,000,598
                                                                   21,500,905
            Total Banks                                           $21,500,905
            Diversified Financials - 1.2 %
            Consumer Finance - 1.2 %
4,300,000   National Rural Utilities, 6.0%, 5/15/06               $ 4,340,146
            Total Diversified Financials                          $ 4,340,146
            Insurance - 4.1 %
            Multi-Line Insurance - 4.1 %
15,000,000  American General Finance, Floating Rate Note, 3/29/06 $14,999,446
            Total Insurance                                       $14,999,446
            TOTAL CORPORATE BONDS
            (Cost   $54,842,389)                                  $54,842,389
            U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.8 %
            Government - 23.8 %
12,000,000  Fannie Mae Discount Note, 0.0%, 11/16/05              $11,983,653
13,000,000  Fannie Mae Discount Note, 0.0%, 11/2/05                13,000,000
12,000,000  Federal Home Loan Bank, 0.0%, 11/23/05                 11,974,705
9,080,000   Federal Home Loan Bank, 3.72%, 12/9/05                  9,045,284
11,000,000  Federal Home Loan Mortgage Corp., 0.0%, 11/1/05        11,000,000
17,000,000  Federal Home Loan Mortgage Corp., 3.645%, 11/22/05     16,961,870
12,250,000  Federal National Mortgage Association, 0.0%,  12/7/05  12,207,218
            Total Government                                      $86,172,730
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost   $86,132,731)                                  $86,172,730
            TEMPORARY CASH INVESTMENTS - 61.4 %
            Commercial Paper - 52.9 %
8,000,000   American Express, 3.92%, 11/21/05                     $ 7,982,578
8,500,000   Barclay's Capital, 3.825%, 12/21/05                     8,455,624
8,500,000   Bear Stearns, 3.69%, 12/5/05                            8,471,297
15,000,000  Caterpillar,, 3.96%, 11/23/05                          14,963,700
8,000,000   CitiGroup, 3.79%, 12/19/05                              7,960,318
17,000,000  Coca Cola, 3.8%, 11/21/05                              16,964,111
8,250,000   Credit Suisse FB U.S.A., 3.75%, 12/12/05                8,215,592
15,000,000  EI DuPont, 3.73%, 11/7/05                              14,990,675
16,500,000  Hershey Foods, 3.83%, 11/18/05 ( 144A)                 16,470,158
8,000,000   HSBC Finance Corp., 3.72%, 12/13/05                     7,965,792
6,000,000   HSBC Finance Corp., 3.82%, 11/14/05                     5,991,723
5,000,000   JP Morgan, 3.97%, 11/29/05                              4,984,561
17,000,000  Nationwide Life Insurance, 3.96%, 11/22/05             16,960,730
12,000,000  Pepsi Co., Inc., 3.75%, 11/4/05                        11,996,250
8,000,000   Proctor & Gamble, 3.72%, 11/30/05                       7,976,902
8,000,000   Royal Bank of  Scotland, 3.73%, 11/28/05                7,978,561
8,250,000   Society General, 3.74%, 12/12/05                        8,215,684
15,000,000  Walmart, Inc., 3.82%, 11/15/05 (144A)                  14,977,717
            Total Commercial Paper
            (Cost $253,161,972)                                   $191,521,973
            Repurchase Agreement - 8.5%
30,800,000  UBS Warburg, Inc., 3.85%, dated 10/31/05, repurchase
	    price of $30,800,000 plus accrued interest on 11/1/05
	    Collateralized by $32,041,000 U.S. Treasury Bill, 4.09%,
	     4/20/06

                                				  $30,800,000
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost   $222,361,972)                                 $222,321,973

            TOTAL INVESTMENTS IN SECURITIES - 100.4 %
            (Cost $363,337,092 ) (a)                              $363,337,092

            OTHER ASSETS AND LIABILITIES - (0.4%)                 $($1,544,568)

            TOTAL NET ASSETS - 100.0%                             $361,792,524

*           Non-Income producing security
(144A)      Security is exempt from registration under Rule 144A
            of the Securities Act of 1933.  Such securities may be resold 			normally
            to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2005, the value of these securities amounted to $47,447,875 or 14.7 % of net assets.

(a) At October 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $363,337,092 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost             $    -

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                  -

            Net unrealized gain                                   $

	     Pioneer Treasury Reserves Fund
             Schedule of Investments  10/31/05 (unaudited)

Shares                                                                Value
             U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.8 %
             Government - 68.8 %
5,000,000    U.S. Treasury Bill, 0%, 11/17/05                      $ 4,992,378
25,000,000   U.S. Treasury Bill, 0%, 12/1/05                        24,928,775
6,000,000    U.S. Treasury Bill, 0%, 12/8/05                         5,979,126
15,000,000   U.S. Treasury Bills, 0%, 11/3/05                       14,997,306
11,000,000   U.S. Treasury Bills, 0%, 12/22/05                      10,945,104
5,000,000    U.S. Treasury Bonds, 1.625%, 2/28/06                    4,961,069
35,000,000   U.S. Treasury Notes, 1.875%, 11/30/05                  34,952,663
                                                                   $101,756,421
             Total Government                                      $101,756,421
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost   $101,756,421)                                 $101,756,421
             TEMPORARY CASH INVESTMENTS - 31.0 %
             Repurchase Agreement - 31.0 %
23,000,000   UBS Warburg, Inc., 3.85%, dated 10/31/05, repurchase price of
	     $23,000,000 plus accrued interest on 11/1/05 collateralized by
	     $21,680,000 U.S. Treasury Bill, 3.125%, 1/31/07
								  $23,000,000

22,900,000   Merrill Lynch, Inc., 3.89%, dated 10/31/05, repurchase
	     price of $22,900,000 plus accrued interest on 11/1/05
	     collateralized by price of $20,816,000 Treasury
	     Bill, 3.125%, 4/20/06
             							  $22,900,000

             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost 45,900,000)                                     $45,900,000

             TOTAL INVESTMENT IN SECURITIES - 99.8%
             (Cost   $147,656,421)                                 $147,656,421

             OTHER ASSETS AND LIABILITIES - 0.2%                   $  312,468

             TOTAL NET ASSETS - 100.0%                             $147,968,889


(a)          At October 31, 2005, the net unrealized gain on
		 investments based on cost for federal income tax
             purposes of $147,656,421 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost             $    0

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                  0

             Net unrealized gain                                   $    0

           Pioneer International Core Equity Portfolio
           Schedule of Investments  10/31/05 (unaudited)

Shares                                                              Value
           PREFERRED STOCKS  - 0.5 %
           Automobiles & Components - 0.5 %
           Automobile Manufacturers - 0.5 %
3,100      Porsche AG                                            $ 2,235,702
           Total Automobiles & Components                        $ 2,235,702
           TOTAL PREFERRED STOCKS  - 0.5 %
           (Cost   $2,373,839)                                   $ 2,235,702
           COMMON STOCKS - 98.0 %
           Energy - 4.6 %
           Integrated Oil & Gas - 3.2 %
418,400    BP Amoco Plc                                          $ 4,644,648
136,200    Eni S.p.A.                                              3,645,210
174,099    Origin Energy, Ltd. *                                     875,352
21,200     Petrobras Brasileiro (A.D.R.)                           1,216,244
171,003    Repsol SA                                               5,100,345
                                                                 $15,481,799
           Oil & Gas Exploration & Production - 0.9 %
30,280     Norsk Hydro AS *                                      $ 3,004,446
155,030    Santos, Ltd. *                                          1,271,522
                                                                 $ 4,275,968
           Oil & Gas Refining & Marketing - 0.5 %
37,800     Hellenic Petroleum SA *                               $   533,971
221,000    Nippon Mitsubishi *                                     1,877,093
                                                                 $ 2,411,064
           Total Energy                                          $22,168,831
           Materials - 11.0 %
           Construction Materials - 4.1 %
188,730    Boral, Ltd. *                                         $ 1,071,184
245,227    CRH Plc                                                 6,118,996
179,000    Hanson Plc *                                            1,824,241
65,100     Holcim, Ltd.                                            4,052,196
2,839      Italmobiliare S.p.A. *                                    181,152
54,334     Lafarge BR                                              4,471,135
196,569    Rinker Group, Ltd. *                                    2,230,855
                                                                 $19,949,759
           Diversified Chemical - 1.2 %
38,400     BASF AG                                               $ 2,769,970
81,798     Bayer AG                                                2,841,856
                                                                 $ 5,611,826
           Diversified Metals & Mining - 1.8 %
171,906    Anglo American Plc *                                  $ 5,088,587
155,000    Dowa Mining Co., Ltd.                                   1,247,328
30,600     Freeport-McMoRan Copper & Gold, Inc. (Class B)          1,512,252
23,400     Rio Tinto Plc                                             893,585
                                                                 $ 8,741,752
           Fertilizers & Agricultural Chemicals - 0.9 %
40,600     Syngenta AG *                                         $ 4,354,205
           Industrial Gases - 0.5 %
11,568     Linde AG *                                            $   824,615
229,000    Taiyo Nippon Sanso Corp.                                1,404,306
                                                                 $ 2,228,921
           Paper Products - 0.4 %
59,900     Stora Enso OYJ *                                      $   766,564
51,400     UPM-KYMMENE Corp. *                                       993,154
                                                                 $ 1,759,718
           Specialty Chemicals - 0.7 %
18,300     Ciba Specialty Chemicals AG *                         $ 1,051,740
38,704     DSM NV *                                                1,390,484
11,132     Umicore *                                               1,114,787
                                                                 $ 3,557,011
           Steel - 1.4 %
28,744     Acerinox SA *                                         $   377,482
210,920    BHP Steel, Ltd.                                         1,340,383
1,223,858  Corus Group Plc *                                       1,040,463
98,160     Hitachi Metals, Ltd. *                                  1,007,155
2,833      Onesteel, Ltd. *                                            7,494
84,927     Thyssenkrupp AG *                                       1,725,508
13,266     Voestalpine AG*                                         1,105,716
                                                                 $ 6,604,201
           Total Materials                                       $52,807,393
           Capital Goods - 7.7 %
           Aerospace & Defense - 1.8 %
731,996    Bae Systems                                           $ 4,274,373
43,010     European Aeronautic Defence *                           1,490,046
16,050,180 Rolls-Royce Group*                                      3,042,899
                                                                 $ 8,807,318
           Building Products - 1.4 %
101,325    Compagnie de Saint Gobain                             $ 5,553,638
330,594    Pilkington Plc *                                          891,139
1,055      Rockwool International AS *                                82,885
                                                                 $ 6,527,662
           Construction & Engineering - 0.5 %
3,705      Acciona SA *                                          $   405,976
7,293      Sacyr Vallehermoso SA *                                   193,148
272,000    Shimizu Corp.                                           1,856,286
                                                                 $ 2,455,410
           Construction & Farm Machinery & Heavy Trucks - 0.3 %
35,900     Volvo AB (Class B) *                                  $ 1,478,272
           Electrical Component & Equipment - 0.8 %
141,022    Alstom *                                              $   165,758
29,712     Schneider Electric SA                                   2,441,193
109,000    Sumitomo Electric *                                     1,438,106
                                                                 $ 4,045,057
           Heavy Electrical Equipment - 0.2 %
189,000    Mitsubishi Electric Corp. *                           $ 1,137,627
           Industrial Conglomerates - 1.5 %
392,000    Hutchinson Whampoa, Ltd.                              $ 3,720,712
45,000     Siemens                                                 3,348,655
                                                                 $ 7,069,367
           Industrial Machinery - 0.6 %
56,000     Koyo Seiko Co., Ltd. *                                $   902,399
502,000    Mitsubishi Heavy Industries, Ltd. *                     1,909,048
677        Fischer (Georg) *                                         209,539
                                                                 $ 3,020,986
           Trading Companies & Distributors - 0.6 %
117,000    Mitsui & Co., Ltd. *                                  $ 1,435,091
107,000    Sumitomo Corp. *                                        1,204,704
                                                                 $ 2,639,795
           Total Capital Goods                                   $37,181,494
           Commercial Services & Supplies - 0.6 %
           Commercial Printing - 0.4 %
63,000     Dai Nippon Printing Co., Ltd. *                       $ 1,029,549
102,000    Toppan Printing Co., Ltd. *                               986,123
                                                                 $ 2,015,672
           Diversified Commercial Services - 0.2 %
142,000    Brambles Industries Plc *                             $   816,225
           Total Commercial Services & Supplies                  $ 2,831,897
           Transportation - 2.5 %
           Air Freight & Couriers - 0.6 %
129,600    TNT NV                                                $ 3,061,158
           Airlines - 0.8 %
298,000    British Airways Plc *                                 $ 1,585,885
487,857    Qantas Airways, Ltd. *                                  1,250,744
119,000    Singapore Airlines, Ltd. *                                789,654
                                                                 $ 3,626,283
           Airport Services - 0.6 %
264,218    BAA Plc                                               $ 2,870,511
           Marine Ports & Services - 0.3 %
162,000    Peninsular & Orient Steam NAV *                       $ 1,188,996
           Railroads - 0.2 %
136        Central Japan Railway Co.                             $ 1,156,148
           Total Transportation                                  $11,903,096
           Automobiles & Components - 6.9 %
           Auto Parts & Equipment - 1.3 %
42,200     Aisin Seiki Co., Ltd. *                               $ 1,273,394
114,300    Denso Corp. *                                           3,263,292
45,700     Toyota Industries Corp. *                               1,538,637
                                                                 $ 6,075,323
           Automobile Manufacturers - 4.7 %
27,800     Bayerische Motoren Werke AG                           $ 1,207,034
175,245    Daimlerchrysler AG *                                    8,778,624
102,453    Fiat S.p.A. *                                             832,196
64,223     PSA Peugeot Citroen                                     3,901,596
39,377     Renault SA *                                            3,409,855
38,758     Toyota Motor Co.                                        1,800,245
46,527     VolkswakenAG *                                          2,541,429
                                                                 $22,470,979
           Tires & Rubber - 0.9 %
49,367     Compagnie Generale des Etablissements Michelin        $ 2,665,626
23,612     Continental AG                                          1,805,883
                                                                 $ 4,471,509
           Total Automobiles & Components                        $33,017,811
           Consumer Durables & Apparel - 3.1 %
           Apparel, Accessories & Luxury Goods - 0.5 %
13,200     Adidas-Salomon AG                                     $ 2,215,204
           Consumer Electronics - 1.4 %
365,000    Matsushita Electric Industrial Co., Ltd. *            $ 6,702,950
           Home Furnishings - 0.0 %
2,308      Hunter Douglas NV *                                   $   109,869
           Homebuilding - 0.5 %
80,000     Daiwa House Industry Co., Ltd *                       $ 1,074,854
103,000    Sekisui House, Ltd. *                                   1,282,356
                                                                 $ 2,357,210
           Leisure Products - 0.3 %
42,500     Sega Sammy Holdings, Inc. *                           $ 1,535,839
           Photographic Products - 0.4 %
69,000     Fuji Photo Film Co., Ltd. *                           $ 2,204,399
           Total Consumer Durables & Apparel                     $15,125,471
           Consumer Services - 1.3 %
           Casinos & Gaming - 0.6 %
460,446    Hilton Group Plc *                                    $ 2,763,856
           Hotels, Resorts & Cruise Lines - 0.5 %
116,801    Intercontinental Hotel *                              $ 1,455,973
78,527     Millennuum & Copthor *                                    510,256
21,812     Sol Melia SA *                                            274,667
                                                                 $ 2,240,896
           Restaurants - 0.2 %
69,428     Whitbread Plc *                                       $ 1,154,622
           Total Consumer Services                               $ 6,159,374
           Media - 2.0 %
           Broadcasting & Cable Television - 0.2 %
625,987    ITV Plc *                                             $ 1,147,910
           Movies & Entertainment - 1.0 %
145,652    Vivendi Universal                                     $ 4,579,571
           Publishing - 0.8 %
15,000     Lagardere S.C.A.                                      $ 1,031,238
174,000    Pearson Plc *                                           1,939,432
80,510     Trinity Mirror Plc *                                      846,861
                                                                 $ 3,817,531
           Total Media                                           $ 9,545,012
           Retailing - 1.1 %
           Computer & Electronics Retail - 0.3 %
483,700    DSG International Plc *                               $ 1,232,501
           Department Stores - 0.8 %
56,000     MARUI Co., Ltd. *                                     $   929,016
16,946     Pinault-Printemps Redoute *                             1,781,372
97,000     Takashimaya Co., Ltd.                                   1,298,832
                                                                 $ 4,009,220
           Specialty Stores - 0.0 %
62,000     WH-Smith Plc. (Class C) *                             $    58,174
           Total Retailing                                       $ 5,299,895
           Food & Drug Retailing - 1.8 %
           Drug Retail - 0.4 %
152,400    Boots Co. Plc                                         $ 1,662,071
           Food Retail - 1.4 %
35,743     Delhaize-Le Lion *                                    $ 2,074,749
43,100     KESKO *                                                 1,179,317
178,587    Koninklijke Ahold NV *                                  1,246,854
489,837    Sainsbury Plc *                                         2,415,387
                                                                 $ 6,916,307
           Total Food & Drug Retailing                           $ 8,578,378
           Food, Beverage & Tobacco - 2.3 %
           Brewers - 1.6 %
104,000    Asahi Breweries, Ltd. *                               $ 1,299,991
68,447     Inbev NV *                                              2,736,685
143,000    Kirin Brewery Co., Ltd. *                               1,584,279
142,100    Lion Nathan, Ltd. *                                       841,474
155,500    Scottish & Newcastle *                                  1,286,387
                                                                 $ 7,748,816
           Packaged Foods & Meats - 0.7 %
166,073    Associated British Foods Plc *                        $ 2,326,105
3,500      Nisshin Seifun Group, Inc.                                 35,630
101,294    Tate & Lyle Plc *                                         830,767
                                                                 $ 3,192,502
           Total Food, Beverage & Tobacco                        $10,941,318
           Health Care Equipment & Services - 0.2 %
           Health Care Distributors - 0.2 %
178        Mayne Group, Ltd. *                                   $       696
51,300     Mediceo Paltac Holdings Co., Ltd. *                       797,597
                                                                 $   798,293
           Total Health Care Equipment & Services                $   798,293
           Pharmaceuticals & Biotechnology - 2.5 %
           Pharmaceuticals - 2.5 %
26,500     Astellas Pharma, Inc.                                 $   948,026
70,700     Astrazeneca Plc                                         3,165,866
146,500    GlaxoSmithKline Plc                                     3,819,179
18,200     Roche Holdings AG                                       2,720,311
100,389    Shire Pharmaceuticals Group                             1,188,078
                                                                 $11,841,460
           Total Pharmaceuticals & Biotechnology                 $11,841,460
           Banks - 16.2 %
           Diversified Banks - 15.2 %
102,573    ABN Amro Holding NV *                                 $ 2,426,374
88,200     Allied Irish Banks Plc                                  1,861,092
672,950    Banca Intesa S.p.A.                                     3,140,437
457,031    Banca Nazionale Lavo *                                  1,474,369
99,000     Banco Bilbao Vizcaya Argentaria SA                      1,745,470
18,580     Banco De Sabadell SA *                                    490,913
337,318    Banco Santander Central Hispano SA *                    4,304,540
4,013      Bank of Greece *                                          449,819
289,500    Barclays Plc                                            2,858,901
208,268    BNP Paribas SA                                         15,799,662
355,000    Capitalia S.p.A. *                                      1,852,584
26,088     Commercial Bank of Greece *                               727,233
85,783     Commerzbank AG *                                        2,246,024
43,900     Credit Agricole SA                                      1,287,433
74,400     Dankske Bank *                                          2,334,658
102,000    Development Bank of Singapore, Ltd.                       922,839
38,475     KBC Groep NV *                                          3,136,304
12,900     Kookmin Bank (A.D.R.)                                     753,618
2,393      Luzerner Kantonal Bank *                                  445,450
297        Mitsubishi UFJ Financial Group, Inc. *                  3,746,779
313,406    Monte dei Paschi di Siena S.p.A. *                      1,426,039
38,339     National Australia Bank, Ltd. *                           948,908
518,300    Nordea AB *                                             5,082,673
145,500    Royal Bank of Scotland Group Plc                        4,019,463
76,700     Skand Enkilda Banken Ser *                              1,431,997
44,986     Societe Generale                                        5,139,362
299,000    Sumitomo Trust Bank *                                   2,541,474
                                                                 $72,594,415
           Regional Banks - 1.1 %
900        Banco De Andalucia SA *                               $    78,021
413        Banque Cantonale Vaudoise *                               108,480
123,000    Chiba Bank, Ltd. *                                      1,100,392
822        Resona Holdings, Inc. *                                 2,398,906
109,000    Shizuoka Bank *                                         1,151,544
2,215      St Galler Kantonal Bank *                                 655,270
                                                                 $ 5,492,613
           Total Banks                                           $78,087,028
           Diversified Financials - 6.4 %
           Consumer Finance - 0.6 %
19,500     Promise Co., Ltd. *                                   $ 1,239,714
5,000      Sanyo Shinpan Finance *                                   363,054
17,570     Takefuji Corp. *                                        1,235,313
                                                                 $ 2,838,081
           Diversified Capital Markets - 4.4 %
193,862    CS Group                                              $ 8,579,513
96,507     Deutsche Bank AG                                        9,044,296
41,100     UBS AG                                                  3,490,425
                                                                 $21,114,234
           Investment Banking & Brokerage - 0.3 %
135,000    Nikko Cordinal Corp. *                                $ 1,651,734
           Diversified Financial Services - 1.1 %
28,950     Fortis *                                              $   824,613
150,734    ING Groep NV                                            4,349,793
                                                                 $ 5,174,406
           Specialized Finance - 0.0 %
18         Banque Nationale De Belgique *                        $    70,050
           Total Diversified Financials                          $30,848,505
           Insurance - 10.2 %
           Life & Health Insurance - 2.0 %
5,414      Aegon NV                                              $    81,522
497,366    Amp, Ltd.                                               2,720,000
14,400     China Life Insurance Co. (A.D.R.) *                       422,640
418,000    Friends Provident Pl *                                  1,299,348
76,984     Irish Life & Permanent Plc *                            1,357,315
452,900    National Mutual Holdings, Ltd.                          1,616,453
12,920     Swiss Life Holding *                                    1,999,284
                                                                 $ 9,496,562
           Multi-Line Insurance - 5.0 %
10,429     AMB Generali Holding AG *                             $   940,277
27,516     Assurances Generales De France *                        2,621,850
564,393    Aviva Plc *                                             6,611,736
252,023    AXA                                                     7,303,242
30,600     Baloise Holding *                                       1,560,141
21,977     Corporacion Mapfre *                                      383,787
604,850    Royal & Sun Alliance Group Plc *                        1,030,573
20,500     Zurich Financial Services *                             3,498,439
                                                                 $23,950,045
           Property & Casualty Insurance - 2.3 %
388,150    Insurance Australia Group *                           $ 1,508,762
207        Millea Holdings, Inc. *                                 3,766,590
259,000    Mitsui Sumitomo Insurance Co. *                         3,345,408
175,034    QBE Insurance Group, Ltd. *                             2,338,860
                                                                 $10,959,620
           Reinsurance - 0.9 %
22,136     Muenchener Rueckversicherungs Gesellschaft AG *       $ 2,601,763
27,936     Swiss Re                                                1,887,171
                                                                 $ 4,488,934
           Total Insurance                                       $48,895,161
           Real Estate - 3.2 %
           Real Estate Management & Development - 3.2 %
277,000    Cheung Kong Holdings *                                $ 2,890,090
335,000    Wharf Holdings, Ltd. *                                  1,145,791
265,000    Henderson Land Development *                            1,183,836
84,000     Sun Hungkai Property *                                    796,265
144,000    Swire Pacific, Ltd. *                                   1,293,324
78,000     Mitsui Fudosan Co.                                      1,286,789
136,012    British Land Co. Plc *                                  2,143,353
76,100     Hammerson Plc *                                         1,191,888
75,374     Liberty International *                                 1,236,281
98,363     Lend Lease Corp., Ltd. *                                1,005,052
114,800    Slough Estates Plc *                                    1,030,566
                                                                 $15,203,235
           Total Real Estate                                     $15,203,235
           Software & Services - 0.3 %
           IT Consulting & Other Services - 0.3 %
14,100     Nomura Research Institute, Ltd. *                     $ 1,470,997
           Total Software & Services                             $ 1,470,997
           Technology Hardware & Equipment - 0.6 %
           Electronic Equipment & Instruments - 0.6 %
501,000    Hitachi, Ltd. *                                       $ 3,082,126
           Total Technology Hardware & Equipment                 $ 3,082,126
           Semiconductors - 0.7 %
           Semiconductor Equipment - 0.4 %
15,400     Tokyo Electron, Ltd.                                  $   771,608
7,000      Unaxis Holding *                                          939,485
                                                                 $ 1,711,093
           Semiconductors - 0.3 %
30,200     Elpida Memory, Inc. *                                 $   769,255
89,983     Infineon Technologies AG *                                842,958
                                                                 $ 1,612,213
           Total Semiconductors                                  $ 3,323,306
           Telecommunication Services - 8.4 %
           Alternative Carriers - 0.3 %
676,845    Cable & Wireless Plc *                                $ 1,382,994
           Integrated Telecommunication Services - 2.4 %
37,000     Brasil Telecom Participacoes SA                       $ 1,539,570
123,700    France Telecom SA                                       3,217,533
20,900     Hellenic Telekom Organization *                           432,319
110,300    Porugal Telecom, SGPS SA *                                997,400
45,860     TDC A/S *                                               2,569,063
511,500    Telia AB *                                              2,500,461
                                                                 $11,256,346
           Wireless Telecommunication Services - 5.7 %
34,900     Mobile Telesystems (A.D.R.)                           $ 1,290,951
2,392,000  O2 PLC *                                                8,776,005
6,669,290  Vodafone Group Plc                                     17,506,703
                                                                 $27,573,659
           Total Telecommunication Services                      $40,212,999
           Utilities - 4.6 %
           Electric Utilities - 3.5 %
39,934     E.On AG                                               $ 3,620,949
160,543    Endesa SA. *                                            4,018,510
261,437    Fortum Corp. *                                          4,615,477
6,000      Red Electrica De Espana *                                 160,633
351,325    Scottish Power Plc *                                    3,439,849
36,100     Tokyo Electric Power Co. *                                897,646
                                                                 $16,753,064
           Gas Utilities - 0.0 %
5,739      Gas Natural SDG SA*                                   $   156,817
           Independent Power Producer & Energy Traders - 0.3 %
410,172    International Power Plc *                             $ 1,676,926
           Multi-Utilities - 0.7 %
118,275    Suez Lyonnaise des Eaux *                             $ 3,204,150
           Water Utilities - 0.1 %
18,371     Aguas De Barcelona *                                  $   425,480
           Total Utilities                                       $22,216,437
           TOTAL COMMON STOCKS
           (Cost   $350,572,885)                                 $471,539,517

           TOTAL INVESTMENT IN SECURITIES - 98.5%
           (Cost   $352,946,724) (a)                             $473,775,219

           OTHER ASSETS AND LIABILITIES - 1.5 %                  $ 7,104,149

           TOTAL NET ASSETS - 100.0%                             $480,879,368

*          Non-income producing security
(A.D.R.)   American Depositary Receipt

(a) At October 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $352,946,724 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $126,404,423
                                                                      .
           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value              (5,575,928)

           Net unrealized gain                                   $120,828,495

	    Pioneer Classic Balanced Fund
            Schedule of Investments 10/31/05 (unaudited)
 Shares                                                              Value
            COMMON STOCKS - 53.6 %
            Energy - 2.4 %
            Integrated Oil & Gas - 2.4 %
   27,000   BP Amoco Plc (A.D.R.)                                 $ 1,792,800
   30,000   Chevron Corp.                                           1,712,100
                                                                  $ 3,504,900
            Total Energy                                          $ 3,504,900
            Materials - 1.3 %
            Diversified Chemical - 1.3 %
   42,000   Dow Chemical Co.                                      $ 1,926,120
            Total Materials                                       $ 1,926,120
            Capital Goods - 7.3 %
            Aerospace & Defense - 1.1 %
   14,000   General Dynamics Corp.                                $ 1,628,200
            Construction, Farm Machinery & Heavy Trucks - 1.2 %
   29,000   Deere & Co.                                           $ 1,759,720
            Electrical Component & Equipment - 1.3 %
   28,000   Emerson Electric Co.                                  $ 1,947,400
            Industrial Conglomerates - 2.4 %
   52,000   General Electric Co.                                  $ 1,763,320
   23,000   3M Co.                                                  1,747,540
                                                                  $ 3,510,860
            Industrial Machinery - 1.2 %
   47,000   Ingersoll-Rand Co.                                    $ 1,776,130
            Total Capital Goods                                   $10,622,310
            Consumer Services - 1.4 %
            Restaurants - 1.3 %
   70,000   Starbucks Corp. *                                     $ 1,979,600
            Total Consumer Services                               $ 1,979,600
            Retailing - 4.9 %
            Distributors - 1.3 %
   42,000   Genuine Parts Co.                                     $ 1,863,540
            Home Improvement Retail - 1.0 %
   24,000   Lowe's Companies, Inc.                                $ 1,458,480
            Internet Retail - 1.3 %
   48,000   eBAY, Inc. *                                          $ 1,900,800
            Specialty Stores - 1.2 %
   82,000   Staples, Inc.                                         $ 1,863,860
            Total Retailing                                       $ 7,086,680
            Food & Drug Retailing - 1.3 %
            Drug Retail - 1.3 %
   40,500   Walgreen Co.                                          $ 1,839,914
            Total Food & Drug Retailing                           $ 1,839,914
            Food, Beverage & Tobacco - 1.4 %
            Soft Drinks - 1.4 %
   34,000   PepsiCo, Inc.                                         $ 2,008,720
            Total Food, Beverage & Tobacco                        $ 2,008,720
            Household & Personal Products - 1.1 %
            Household Products - 1.1 %
   29,000   Procter & Gamble Co.                                  $ 1,623,710
            Total Household & Personal Products                   $ 1,623,710
            Health Care Equipment & Services - 4.7 %
            Health Care Equipment - 2.3 %
   33,000   Medtronic, Inc. *                                     $ 1,869,780
   34,000   Stryker Corp.                                           1,396,380
                                                                  $ 3,266,160
            Health Care Facilities - 1.1 %
   77,000   Health Management Associates, Inc. *                  $ 1,648,570
            Health Care Services - 1.3 %
   36,000   Caremark Rx, Inc. *                                   $ 1,886,400
            Total Health Care Equipment & Services                $ 6,801,130
            Pharmaceuticals & Biotechnology - 4.6 %
            Biotechnology - 1.2 %
   22,000   Amgen, Inc. *                                         $ 1,666,720
            Pharmaceuticals - 3.4 %
   19,000   Allergan, Inc.                                        $ 1,696,700
   33,000   Eli Lilly & Co.                                         1,643,070
   26,000   Johnson & Johnson                                       1,628,120
                                                                  $ 4,967,890
            Total Pharmaceuticals & Biotechnology                 $ 6,634,610
            Banks - 3.6 %
            Diversified Banks - 1.3 %
   38,000   Wachovia Corp.                                        $ 1,919,760
            Thrifts & Mortgage Finance - 2.3 %
   29,000   Golden West Financial Corp. *                         $ 1,703,170
   42,000   Washington Mutual, Inc.                                 1,663,200
                                                                  $ 3,366,370
            Total Banks                                           $ 5,286,130
            Diversified Financials - 3.8 %
            Investment Banking & Brokerage - 2.5 %
   15,000   Goldman Sachs Group, Inc.                             $ 1,895,550
   29,000   Merrill Lynch & Co., Inc.                               1,877,460
                                                                  $ 3,773,010
            Diversified Financial Services - 1.2 %
   47,000   J.P. Morgan Chase & Co.                               $ 1,721,140
            Total Diversified Financials                          $ 5,494,150
            Insurance - 3.9 %
            Multi-Line Insurance - 1.4 %
   32,000   American International Group, Inc.                    $ 2,073,600
            Property & Casualty Insurance - 2.5 %
   44,000   The St. Paul Travelers Companies, Inc.                $ 1,981,320
   25,000   Exel, Ltd. *                                            1,601,500
                                                                  $ 3,582,820
            Total Insurance                                       $ 5,656,420
            Software & Services - 2.6 %
            Data Processing & Outsourced Services - 1.4 %
   52,000   Paychex, Inc. *                                       $ 2,015,520
            Systems Software - 1.2 %
   69,000   Microsoft Corp.                                       $ 1,773,300
            Total Software & Services                             $ 3,788,820
            Technology Hardware & Equipment - 6.0 %
            Communications Equipment - 2.4 %
  101,000   Cisco Systems, Inc. *                                 $ 1,762,450
   44,000   Qualcomm, Inc.                                          1,749,440
                                                                  $ 3,511,890
            Computer Hardware - 2.3 %
   45,000   Dell, Inc. *                                          $ 1,434,600
   67,678   Hewlett-Packard Co.                                     1,897,690
                                                                  $ 3,332,290
            Computer Storage & Peripherals - 1.2 %
  131,000   EMC Corp. *                                           $ 1,828,760
            Total Technology Hardware & Equipment                 $ 8,672,940
            Telecommunication Services - 2.4 %
            Integrated Telecommunication Services - 2.4 %
   80,060   SBC Communications, Inc.                              $ 1,909,431
   50,000   Verizon Communications, Inc.                            1,575,500
                                                                  $ 3,484,931
            Total Telecommunication Services                      $ 3,484,931
            Utilities - 1.2 %
            Multi-Utilities - 1.2 %
   23,000   Dominion Resources, Inc.                              $ 1,749,840
            Total Utilities                                       $ 1,749,840
            TOTAL COMMON STOCKS
            (Cost   $70,584,731)                                  $78,160,925

Principal
 Amount
            CORPORATE BONDS - 13.7 %
            Energy - 1.1 %
            Integrated Oil & Gas - 1.0 %
 $ 1,500,000Conoco, Inc., 6.35%, 4/15/09                          $ 1,580,324
            Total Energy                                          $ 1,580,324
            Capital Goods - 2.3 %
            Aerospace & Defense - 0.6 %
  500,000   General Dynamics Corp., 4.5%, 8/15/10                 $   491,948
  320,000   Honeywell, Inc., 7.0%, 3/15/07                            329,069
                                                                  $   821,017
            Construction, Farm Machinery & Heavy Trucks - 0.6 %
1,000,000   Caterpillar Financial Services, 2.5%, 10/3/06         $   979,386
            Industrial Conglomerates - 1.0 %
1,500,000   General Electric Co., 5.0%, 2/1/13                    $ 1,487,369
            Total Capital Goods                                   $ 3,287,772
            Transportation - 0.9 %
            Airlines - 0.6 %
1,000,000   Southwest Airlines Co.                                $   954,668
            Railroads - 0.3 %
  400,000   Union Pacific Corp., 5.75%, 10/15/07                  $   406,008
            Total Transportation                                  $ 1,360,676
            Consumer Services - 0.5 %
            Restaurants - 0.4 %
  700,000   McDonald's Corp., 5.75%, 3/1/12                       $   723,526
            Total Consumer Services                               $   723,526
            Media - 0.7 %
            Media - 0.3 %
  500,000   Comcast Cable Corp., 6.75%, 1/30/11                   $   528,142
            Movies & Entertainment - 0.4 %
  500,000   AOL Time Warner, Inc., 6.875%, 5/1/12                 $   535,179
            Total Media                                           $ 1,063,321
            Retailing - 0.5 %
            General Merchandise Stores - 0.4 %
  500,000   Target Corp., 5.875%, 3/1/12                          $   523,443
            Specialty Stores - 0.1 %
  250,000   Tanger Factory Outlets, 6.15%, 11/15/15               $   249,661
            Total Retailing                                       $   773,104
            Food, Beverage & Tobacco - 2.3 %
            Packaged Foods & Meats - 0.9 %
1,000,000   Unilever Capital Corp., 6.875%, 11/1/05               $ 1,000,000
  300,000   Unilever Capital Corp., 7.125%, 11/1/10                   328,187
                                                                  $ 1,328,187
            Soft Drinks - 1.3 %
1,000,000   Bottling Group LLC, 2.45%, 10/16/06                   $   977,358
1,000,000   Diageo Plc, 3.5%, 11/19/07  (A.D.R.)                      975,213
                                                                  $ 1,952,571
            Total Food, Beverage & Tobacco                        $ 3,280,758
            Banks - 1.5 %
            Diversified Banks - 0.4 %
  135,000   Kazkommerts International BV, 8.0%, 11/3/15           $   134,482
  475,000   Wachovia Corp., 6.625%, 11/15/06                          482,159
                                                                  $   616,641
            Regional Banks - 1.0 %
  500,000   Branch Banking & Trust Co., 4.875%, 1/15/13           $   491,668
1,000,000   Suntrust Bank, Inc., 7.375%, 7/1/06                     1,013,924
                                                                  $ 1,505,592
            Total Banks                                           $ 2,122,233
            Diversified Financials - 1.4 %
            Asset Management & Custody Banks - 0.7 %
1,000,000   Northern Trust Co., 7.1%, 8/1/09                      $ 1,066,758
            Investment Banking & Brokerage - 0.6 %
1,000,000   Lehman Brothers Holdings, Inc., 3.5%, 8/7/08          $   964,252
            Total Diversified Financials                          $ 2,031,010
            Insurance - 1.1 %
            Life & Health Insurance - 0.3 %
  500,000   Protective Life, 4.0%, 10/7/09                        $   484,590
            Multi-Line Insurance - 0.0 %
  100,000   Allmerica Financial Corp., 7.625%, 10/15/25           $   100,198
            Property & Casualty Insurance - 0.7 %
1,000,000   Berkshire Hathway, Inc., 3.375%, 10/15/08             $   960,383
            Total Insurance                                       $ 1,545,171
            Technology Hardware & Equipment - 0.8 %
            Computer Hardware - 0.7 %
1,000,000   International Business Machines, 7.5%, 6/15/13        $ 1,150,184
            Total Technology Hardware & Equipment                 $ 1,150,184
            Utilities - 0.7 %
            Electric Utilities - 0.3 %
  500,000   Alabama Power Co., 3.5%, 11/15/07                     $   487,110
            Indep Power Producer & Energy Traders - 0.4 %
  500,000   Duke Energy Corp., 6.25%, 1/15/12                     $   523,995
            Total Utilities                                       $ 1,011,105
            TOTAL CORPORATE BONDS
            (Cost   $20,123,983)                                  $19,929,184

            U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.8 %
1,000,000   Federal Home Loan Bank, 4.375%, 3/17/10               $   985,480
1,453,384   Federal Home Loan Mortgage Corp., 4.5%, 8/1/20          1,406,980
1,100,000   Federal Home Loan Mortgage Corp., 5.825%, 2/9/06        1,104,406
1,500,000   Federal Home Loan Mortgage Corp., 6.25%, 3/5/12         1,527,230
1,500,000   Federal National Mortgage Association, 4.625%, 10/15/14 1,465,184
1,293,188   Federal National Mortgage Association, 5.5%, 11/1/16    1,302,875
  544,680   Federal National Mortgage Association, 5.5%, 9/1/17       548,392
  840,079   Federal National Mortgage Association, 5.5%, 11/1/17      846,196
2,300,000   Federal National Mortgage Association, 6.21%, 11/7/07   2,367,779
  500,000   Government National Mortgage Association, 5.5%, 2/15/35   499,527
  644,355   Government National Mortgage Association, 6.0%, 6/15/33   655,770
  479,515   Government National Mortgage Association, 6.5%, 11/20/2   495,690
  297,045   Government National Mortgage Association, 6.5%, 6/15/32   308,207
  708,548   Government National Mortgage Association, 6.5%, 7/15/32   735,170
  936,905   Government National Mortgage Association, 6.5%, 10/15/3   972,120
  306,349   Government National Mortgage Association, 6.5%, 12/15/3   317,931
  400,000   Government National Mortgage Association, 6.5%, 11/1/35   415,000
1,500,000   U.S. Treasury Bond, 3.0%, 2/15/09                       1,434,375
  850,000   U.S. Treasury Bond, 3.625%, 6/15/10                       820,183
1,000,000   U.S. Treasury Bond, 4.0%, 6/15/09                         985,078
5,000,000   U.S. Treasury Bond, 4.25%, 11/15/13                     4,896,680
4,925,000   U.S. Treasury Bond, 6.25%, 8/15/23                      5,747,820
1,000,000   U.S. Treasury Bond, 7.25%, 8/15/22                      1,276,132
  500,000   U.S. Treasury Note, 5.5%, 8/15/28                         546,778
1,300,000   U.S. Treasury Note, 7.5%, 11/15/16                      1,613,167
                                                                  $33,274,150
            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (Cost   $32,701,342)                                  $33,274,150

            MUNICIPAL BOND - 1.2 %
            Muni  Facilities - 1.2 %
1,800,000   Chicago Illinois Public Building Community, 7.0%, 1/1/$ 1,808,136
            TOTAL MUNICIPAL BOND
            (Cost   $1,801,635)                                   $ 1,808,136

            TOTAL INVESTMENT IN SECURITIES - 98.5%
            (Cost   $125,211,691) (a)                             $133,172,395

            OTHER ASSETS AND LIABILITIES - 1.5 %                  $12,542,279

            TOTAL NET ASSETS - 100.0%                             $145,714,674

(A.D.R.)    American Depositary Receipt

       *    Non-Income producing security

     (a) At October 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $125,211,691 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost             $9,751,927

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value              (1,791,223)

            Net unrealized gain                                   $7,960,704

	Pioneer Focused Equity Portfolio
        Schedule of Investments  10/31/05 (unaudited)

Shares                                                           Value
        COMMON STOCKS - 97.5 %
        Materials - 3.8 %
        Specialty Chemicals - 3.8 %
105,900 International Flavor & Fragrances, Inc. *             $3,493,641
        Total Materials                                       $3,493,641
        Capital Goods - 6.5 %
        Electrical Component & Equipment - 4.2 %
185,900 American Power Conversion Corp.                       $3,976,401
        Industrial Machinery - 2.3 %
66,400  Briggs & Stratton Corp. *                             $2,123,472
        Total Capital Goods                                   $6,099,873
        Commercial Services & Supplies - 14.3 %
        Environmental & Facilities Services - 7.1 %
226,060 Waste Management, Inc.                                $6,671,031
        Office Services & Supplies - 7.2 %
158,700 Pitney Bower, Inc.                                    $6,678,096
        Total Commercial Services & Supplies                  $13,349,127
        Automobiles & Components - 6.4 %
        Motorcycle Manufacturers - 6.4 %
121,100 Harley -Davidson, Inc.                                $5,998,083
        Total Automobiles & Components                        $5,998,083
        Consumer Durables & Apparel - 2.0 %
        Household Appliances - 2.0 %
51,600  Snap-On, Inc. *                                       $1,858,632
        Total Consumer Durables & Apparel                     $1,858,632
        Consumer Services - 7.1 %
        Restaurants - 7.1 %
209,900 McDonald's Corp.                                      $6,632,840
        Total Consumer Services                               $6,632,840
        Media - 12.8 %
        Movies & Entertainment - 4.8 %
184,800 The Walt Disney Co.                                   $4,503,576
        Publishing - 8.0 %
66,100  Gannett Co.                                           $4,141,826
105,000 Tribune Co.                                            3,308,550
                                                              $7,450,376
        Total Media                                           $11,953,952
        Retailing - 7.7 %
        Home Improvement Retail - 7.7 %
173,400 Home Depot, Inc.                                      $7,116,336
        Total Retailing                                       $7,116,336
        Food & Drug Retailing - 4.9 %
        Food Distributors - 4.9 %
143,100 Sysco Corp.                                           $4,566,321
        Total Food & Drug Retailing                           $4,566,321
        Food, Beverage & Tobacco - 12.7 %
        Packaged Foods & Meats - 12.7 %
93,800  General Mills, Inc.                                   $4,526,788
122,600 H.J. Heinz Co., Inc.                                   4,352,300
64,778  The J.M. Smucker Co.                                   2,961,002
                                                              $11,840,090
        Total Food, Beverage & Tobacco                        $11,840,090
        Household & Personal Products - 3.9 %
        Household Products - 3.9 %
63,100  Kimberly-Clark Corp.                                  $3,586,604
        Total Household & Personal Products                   $3,586,604
        Pharmaceuticals & Biotechnology - 2.2 %
        Pharmaceuticals - 2.2 %
94,420  Pfizer, Inc.                                          $2,052,691
        Total Pharmaceuticals & Biotechnology                 $2,052,691
        Software & Services - 13.2 %
        Data Processing & Outsourced Services - 7.9 %
157,700 Automatic Data Processing, Inc.                       $7,358,282
        Systems Software - 5.3 %
191,700 Microsoft Corp.                                       $4,926,690
        Total Software & Services                             $12,284,972
        TOTAL COMMON STOCKS
        (Cost   $84,525,319)                                  $90,833,162

        TOTAL INVESTMENT IN SECURITIES - 97.5 %
        (Cost   $84,525,319) (a)                              $90,833,162

        OTHER ASSETS AND LIABILITIES - 2.5 %                  $2,303,081

        TOTAL NET ASSETS - 100.0%                             $93,136,243

*       Non-income producing security

(a) At October 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $84,525,319 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost             $10,412,438
                                                                   .
        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value              (4,104,595)

        Net unrealized gain                                   $6,307,843




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2005

* Print the name and title of each signing officer under his or her signature.